Loans and Advances (Tables)	12 Months Ended
Mar. 31, 2025
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Summary of Loans and Advances
The following tables present loans and advances at March 31, 2025 and 2024.

	At March 31, 2025
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total

	(In millions)
Loans and advances at amortized cost:
Gross loans and advances	¥122,484,011	¥3,049,451	¥1,290,812	¥126,824,274

Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net				(530,933)

Less: Allowance for loan losses	(295,352)	(251,680)	(555,490)	(1,102,522)

Carrying amount				¥125,190,819

	At March 31, 2024
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total

	(In millions)
Loans and advances at amortized cost:
Gross loans and advances	¥118,405,545	¥3,442,131	¥1,338,444	¥123,186,120

Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net				(490,655)

Less: Allowance for loan losses	(196,325)	(257,542)	(525,133)	(979,000)

Carrying amount				¥121,716,465